13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash	$ 1,828,062	$ 709,647	$ 135,203
Fair Value, Inputs, Level 1
Cash	1,828,062	709,647
Fair Value, Inputs, Level 2
Cash	0	0
Fair Value, Inputs, Level 3
Cash	$ 0	$ 0